Fair Value of Financial Instruments and Risk Management - Summary of Long Term Debt Interest Payments (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2015 CAD
Debt Instrument [Line Items]
Interest Payments	CAD 7,368
1 Year [Member]
Debt Instrument [Line Items]
Interest Payments	397
2 Years [Member]
Debt Instrument [Line Items]
Interest Payments	386
3 Years [Member]
Debt Instrument [Line Items]
Interest Payments	355
4 Years [Member]
Debt Instrument [Line Items]
Interest Payments	332
5 Years [Member]
Debt Instrument [Line Items]
Interest Payments	322
5 Years, Total [Member]
Debt Instrument [Line Items]
Interest Payments	1,792
6-10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	1,496
Over 10 Years [Member]
Debt Instrument [Line Items]
Interest Payments	CAD 4,080